Subsequent Events - Additional Information (Detail) - Mexico - Events After Reporting $ in Millions	Feb. 12, 2026 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued	$ 10,000
Fixed Interest Rate
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued	$ 7,000
Debt instruments, percentage contributed to fair value of plan assets (as a percent)	9.12%
Bonds maturity (in years)	10 years
Floating Interest Rate
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued	$ 3,000
Debt instruments, percentage contributed to fair value of plan assets (as a percent)	0.38%
Bonds maturity (in years)	3 years